Schedule of Investments(a)
November 30, 2020
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–67.73%
Advertising–0.47%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$4,439,000	$4,913,230
Omnicom Group, Inc./Omnicom Capital, Inc., 3.63%, 05/01/2022	4,995,000	5,219,674
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	3,791,000	4,176,667
		14,309,571
Aerospace & Defense–1.46%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(b)	4,621,000	4,624,882
Boeing Co. (The),
1.95%, 02/01/2024	14,400,000	14,549,334
2.75%, 02/01/2026	10,499,000	10,772,879
L3Harris Technologies, Inc., 3.85%, 06/15/2023	3,686,000	3,985,498
Raytheon Technologies Corp., 2.80%, 03/15/2022(b)	5,414,000	5,573,190
Textron, Inc., 4.30%, 03/01/2024	4,114,000	4,498,644
		44,004,427
Agricultural & Farm Machinery–0.41%
CNH Industrial Capital LLC, 4.88%, 04/01/2021	3,467,000	3,512,333
John Deere Capital Corp.,
2.95%, 04/01/2022	5,000,000	5,178,871
1.20%, 04/06/2023	3,581,000	3,659,267
		12,350,471
Agricultural Products–0.47%
Archer-Daniels-Midland Co., 2.75%, 03/27/2025	706,000	764,941
Bunge Ltd. Finance Corp.,
4.35%, 03/15/2024	3,883,000	4,285,738
1.63%, 08/17/2025	2,607,000	2,662,697
Cargill, Inc., 1.38%, 07/23/2023(b)	6,437,000	6,603,903
		14,317,279
Airlines–1.66%
American Airlines Pass-Through Trust,
Series 2016-3, Class B, 3.75%, 10/15/2025	2,140,617	1,546,737
Series 2017-2, Class B, 3.70%, 10/15/2025	859,320	576,888
Series 2019-1, Class B, 3.85%, 02/15/2028	2,901,561	2,098,547
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	1,052,029	928,038
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	1,852,000	1,814,331
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	26,177,000	27,656,762
Principal Amount		Value
Airlines–(continued)
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	$5,793,613	$4,374,178
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	2,587,319	2,230,964
Series 2020-1 Class A, 5.88%, 10/15/2027	8,332,000	8,893,794
		50,120,239
Apparel Retail–0.62%
Ross Stores, Inc.,
3.38%, 09/15/2024	2,568,000	2,740,422
4.60%, 04/15/2025	8,456,000	9,788,487
0.88%, 04/15/2026	6,207,000	6,155,845
		18,684,754
Apparel, Accessories & Luxury Goods–0.19%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	3,232,000	3,403,700
Ralph Lauren Corp., 1.70%, 06/15/2022	2,124,000	2,167,197
		5,570,897
Asset Management & Custody Banks–0.24%
Ameriprise Financial, Inc.,
3.00%, 03/22/2022	3,000,000	3,106,505
3.00%, 04/02/2025	1,497,000	1,633,447
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	2,475,000	2,528,829
		7,268,781
Automobile Manufacturers–6.31%
BMW Finance N.V. (Germany), 2.40%, 08/14/2024(b)	5,547,000	5,853,612
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	4,392,000	4,413,960
1.10%, (3 mo. USD LIBOR + 0.88%), 10/12/2021(d)	6,243,000	6,140,367
3.81%, 10/12/2021	6,654,000	6,747,156
5.60%, 01/07/2022	4,592,000	4,735,500
3.09%, 01/09/2023	3,285,000	3,303,478
General Motors Financial Co., Inc.,
1.08%, (3 mo. USD LIBOR + 0.85%), 04/09/2021(d)	2,420,000	2,423,032
3.20%, 07/06/2021	2,613,000	2,645,720
4.20%, 11/06/2021	9,339,000	9,636,358
Harley-Davidson Financial Services, Inc.,
3.35%, 02/15/2023(b)	6,471,000	6,722,127
3.35%, 06/08/2025(b)	4,786,000	5,150,508
Hyundai Capital America,
3.95%, 02/01/2022(b)	16,000,000	16,584,527
3.10%, 04/05/2022(b)	6,011,000	6,193,565
2.85%, 11/01/2022(b)	6,667,000	6,910,949
5.75%, 04/06/2023(b)	7,402,000	8,221,012
5.88%, 04/07/2025(b)	6,208,000	7,314,711

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Nissan Motor Co. Ltd. (Japan), 3.04%, 09/15/2023(b)	$7,361,000	$7,653,432
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024	3,697,000	3,926,627
Toyota Motor Credit Corp.,
0.35%, 10/14/2022	14,444,000	14,462,860
3.00%, 04/01/2025	23,932,000	26,285,288
0.80%, 10/16/2025	13,170,000	13,235,439
Volkswagen Group of America Finance LLC (Germany),
1.15%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(d)	2,867,000	2,886,931
4.00%, 11/12/2021(b)	3,783,000	3,910,187
0.75%, 11/23/2022(b)	15,000,000	15,028,179
		190,385,525
Automotive Retail–0.30%
AutoNation, Inc., 3.35%, 01/15/2021	4,000,000	4,008,087
AutoZone, Inc., 3.63%, 04/15/2025	4,557,000	5,080,930
		9,089,017
Biotechnology–1.97%
AbbVie, Inc.,
3.38%, 11/14/2021	6,061,000	6,237,632
2.15%, 11/19/2021	21,785,000	22,157,106
2.30%, 11/21/2022	4,437,000	4,595,025
3.85%, 06/15/2024	7,600,000	8,372,976
2.60%, 11/21/2024	13,231,000	14,149,025
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	3,791,000	4,025,562
		59,537,326
Brewers–0.27%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.15%, 01/23/2025	7,054,000	8,016,258
Broadcasting–0.06%
Fox Corp.,
4.03%, 01/25/2024	1,180,000	1,301,635
3.05%, 04/07/2025	360,000	394,850
		1,696,485
Building Products–0.33%
Carrier Global Corp.,
1.92%, 02/15/2023(b)	6,403,000	6,592,710
2.24%, 02/15/2025(b)	3,169,000	3,330,571
		9,923,281
Cable & Satellite–0.56%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	3,696,000	4,110,622
Comcast Corp., 3.30%, 04/01/2027	5,320,000	6,015,003
Time Warner Cable LLC, 4.00%, 09/01/2021	3,328,000	3,382,427
Principal Amount		Value
Cable & Satellite–(continued)
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	$3,142,000	$3,292,832
		16,800,884
Casinos & Gaming–0.21%
International Game Technology PLC, 6.25%, 02/15/2022(b)	2,018,000	2,072,234
Las Vegas Sands Corp., 3.20%, 08/08/2024	3,975,000	4,156,717
		6,228,951
Communications Equipment–0.14%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	3,771,000	4,167,920
Construction Machinery & Heavy Trucks–0.53%
Caterpillar Financial Services Corp., 0.45%, 09/14/2023	10,800,000	10,827,403
PACCAR Financial Corp., 2.65%, 04/06/2023	1,099,000	1,159,066
Wabtec Corp., 4.40%, 03/15/2024	3,698,000	4,042,047
		16,028,516
Consumer Finance–0.60%
Ally Financial, Inc., 1.45%, 10/02/2023	3,982,000	4,061,687
Capital One Financial Corp., 3.20%, 01/30/2023	3,882,000	4,106,958
Discover Bank, 2.45%, 09/12/2024	2,450,000	2,590,624
Nissan Motor Acceptance Corp., 3.88%, 09/21/2023(b)	3,698,000	3,911,784
Synchrony Financial, 4.25%, 08/15/2024	3,179,000	3,491,939
		18,162,992
Data Processing & Outsourced Services–0.48%
Fiserv, Inc., 3.80%, 10/01/2023	3,699,000	4,032,721
Global Payments, Inc., 4.00%, 06/01/2023	4,619,000	5,000,756
PayPal Holdings, Inc., 2.20%, 09/26/2022	5,231,000	5,406,828
		14,440,305
Distillers & Vintners–0.31%
Constellation Brands, Inc., 3.75%, 05/01/2021	4,768,000	4,834,082
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	4,343,000	4,595,410
		9,429,492
Diversified Banks–6.35%
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
0.88%, 09/18/2023	5,350,000	5,380,812
1.13%, 09/18/2025	6,895,000	6,926,198
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	6,415,000	6,771,898
Bank of America Corp.,
3.00%, 12/20/2023(c)	2,569,000	2,699,923
3.86%, 07/23/2024(c)	4,528,000	4,914,335
1.20%, 10/24/2026(c)	15,000,000	15,107,947
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of Ireland Group PLC (Ireland), 4.50%, 11/25/2023(b)	$2,997,000	$3,265,879
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	3,105,000	3,366,667
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(b)	4,545,000	4,551,776
Barclays Bank PLC (United Kingdom), 10.18%, 06/12/2021(b)	6,000,000	6,287,254
Barclays PLC (United Kingdom), 1.65% (3 mo. USD LIBOR + 1.43%), 02/15/2023(d)	5,954,000	5,990,029
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(b)	3,375,000	3,391,875
BBVA USA, 2.50%, 08/27/2024	3,183,000	3,385,031
Citigroup, Inc.,
0.78%, 10/30/2024(c)	18,000,000	18,061,822
Series V, 4.70%(c)(e)	3,790,000	3,878,781
Credit Agricole S.A. (France), 3.38%, 01/10/2022(b)	3,327,000	3,435,058
Danske Bank A/S (Denmark),
3.00%, 09/20/2022(b)(c)	3,281,000	3,337,869
1.31%, (3 mo. USD LIBOR + 1.06%), 09/12/2023(b)(d)	5,898,000	5,901,560
3.24%, 12/20/2025(b)(c)	1,779,000	1,902,919
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	4,334,000	4,547,787
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	6,500,000	6,683,625
HSBC Holdings PLC (United Kingdom), 3.95%, 05/18/2024(c)	2,956,000	3,184,714
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/2022	905,000	938,589
JPMorgan Chase & Co.,
2.78%, 04/25/2023(c)	3,885,000	4,014,099
Series HH, 4.60%(c)(e)	5,455,000	5,577,737
Series I, 3.68% (3 mo. USD LIBOR + 3.47%)(d)(e)	1,956,000	1,939,858
Series V, 3.55% (3 mo. USD LIBOR + 3.32%)(d)(e)	1,390,000	1,351,406
Lloyds Banking Group PLC (United Kingdom), 2.91%, 11/07/2023(c)	3,515,000	3,668,305
Mizuho Financial Group, Inc. (Japan), 1.24%, 07/10/2024(c)	4,000,000	4,056,364
Nordea Bank Abp (Finland), 1.00%, 06/09/2023(b)	3,704,000	3,756,543
PNC Bank N.A., 0.67% (3 mo. USD LIBOR + 0.43%), 12/09/2022(d)	8,000,000	8,024,787
Royal Bank of Canada (Canada), 0.50%, 10/26/2023	8,824,000	8,863,359
Skandinaviska Enskilda Banken AB (Sweden), 0.89% (3 mo. USD LIBOR + 0.65%), 12/12/2022(b)(d)	5,559,000	5,612,984
Standard Chartered PLC (United Kingdom),
1.37%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(d)	1,379,000	1,386,086
1.32%, 10/14/2023(b)(c)	2,523,000	2,550,198
Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
0.80%, 09/12/2023(b)	$4,436,000	$4,468,097
1.05%, 09/12/2025(b)	3,844,000	3,861,078
Wells Fargo & Co., 2.63%, 07/22/2022	8,412,000	8,717,534
		191,760,783
Diversified Capital Markets–1.15%
Credit Suisse AG (Switzerland),
2.80%, 04/08/2022	2,795,000	2,888,288
1.00%, 05/05/2023	6,818,000	6,912,128
2.95%, 04/09/2025	2,512,000	2,748,708
Credit Suisse Group AG (Switzerland),
3.57%, 01/09/2023(b)	6,700,000	6,917,507
2.59%, 09/11/2025(b)(c)	3,699,000	3,904,659
Macquarie Group Ltd. (Australia), 3.19%, 11/28/2023(b)(c)	4,342,000	4,541,515
UBS AG (Switzerland), 1.75%, 04/21/2022(b)	6,583,000	6,705,320
		34,618,125
Diversified Chemicals–0.11%
OCP S.A. (Morocco), 5.63%, 04/25/2024(b)	3,019,000	3,317,941
Drug Retail–0.13%
Walgreen Co., 3.10%, 09/15/2022	2,312,000	2,419,840
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	1,524,000	1,558,841
		3,978,681
Electric Utilities–3.01%
Alabama Power Co., Series 17A, 2.45%, 03/30/2022	3,515,000	3,614,362
Alliant Energy Finance LLC, 3.75%, 06/15/2023(b)	3,696,000	3,969,749
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	3,835,000	4,179,309
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	4,344,000	4,386,694
Enel Finance International N.V. (Italy), 2.75%, 04/06/2023(b)	5,549,000	5,812,528
Eversource Energy,
Series N, 3.80%, 12/01/2023	3,880,000	4,255,065
Series Q, 0.80%, 08/15/2025	2,148,000	2,145,749
Exelon Corp., 3.50%, 06/01/2022	7,373,000	7,689,593
Exelon Generation Co. LLC, 3.25%, 06/01/2025	4,676,000	5,043,173
FirstEnergy Corp., Series B, 4.25%, 03/15/2023	3,606,000	3,807,233
Georgia Power Co., 2.85%, 05/15/2022	3,781,000	3,913,461
NextEra Energy Capital Holdings, Inc.,
3.15%, 04/01/2024	4,624,000	4,985,268
2.75%, 05/01/2025	1,904,000	2,065,103
NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(b)	4,123,000	4,365,226
NRG Energy, Inc., 3.75%, 06/15/2024(b)	3,926,000	4,221,520
Pacific Gas and Electric Co., 1.75%, 06/16/2022	13,800,000	13,828,523
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
PNM Resources, Inc., 3.25%, 03/09/2021	$3,698,000	$3,725,194
Southern Power Co., Series E, 2.50%, 12/15/2021	3,700,000	3,772,869
Southwestern Electric Power Co., 3.55%, 02/15/2022	2,000,000	2,057,419
Vistra Operations Co. LLC, 3.55%, 07/15/2024(b)	2,772,000	2,984,310
		90,822,348
Environmental & Facilities Services–0.13%
Republic Services, Inc., 0.88%, 11/15/2025	4,000,000	4,020,684
Fertilizers & Agricultural Chemicals–0.31%
CF Industries, Inc.,
3.40%, 12/01/2021(b)	2,193,000	2,247,411
3.45%, 06/01/2023	3,244,000	3,411,747
Nutrien Ltd. (Canada), 3.50%, 06/01/2023	3,511,000	3,740,268
		9,399,426
Financial Exchanges & Data–0.70%
Intercontinental Exchange, Inc.,
0.70%, 06/15/2023	4,532,000	4,587,243
0.90%, (3 mo. USD LIBOR + 0.65%), 06/15/2023(d)	10,000,000	10,042,840
Moody’s Corp., 2.63%, 01/15/2023	6,101,000	6,370,981
		21,001,064
Food Retail–0.39%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	2,922,000	2,999,433
Alimentation Couche-Tard, Inc. (Canada), 2.70%, 07/26/2022(b)	3,328,000	3,441,962
Kroger Co. (The),
2.95%, 11/01/2021	2,824,000	2,884,407
2.80%, 08/01/2022	2,357,000	2,447,757
		11,773,559
Footwear–0.02%
NIKE, Inc., 2.40%, 03/27/2025	689,000	740,749
Gas Utilities–0.42%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(b)	3,609,000	3,682,718
Southern California Gas Co., 0.58% (3 mo. USD LIBOR + 0.35%), 09/14/2023(d)	9,000,000	9,003,056
		12,685,774
General Merchandise Stores–0.13%
Dollar Tree, Inc., 3.70%, 05/15/2023	3,695,000	3,962,932
Gold–0.02%
Newmont Corp., 3.70%, 03/15/2023	565,000	596,877
Principal Amount		Value
Health Care Distributors–0.47%
Cardinal Health, Inc., 2.62%, 06/15/2022	$4,999,000	$5,151,298
McKesson Corp., 0.90%, 12/03/2025	8,929,000	8,925,518
		14,076,816
Health Care Equipment–0.37%
Becton, Dickinson and Co., 3.36%, 06/06/2024	4,620,000	4,998,767
Zimmer Biomet Holdings, Inc., 0.98% (3 mo. USD LIBOR + 0.75%), 03/19/2021(d)	6,250,000	6,251,267
		11,250,034
Health Care Facilities–0.14%
HCA, Inc., 5.38%, 02/01/2025	3,756,000	4,210,532
Health Care REITs–0.31%
Healthpeak Properties, Inc., 4.25%, 11/15/2023	84,000	92,021
Ventas Realty L.P., 2.65%, 01/15/2025	3,928,000	4,191,074
Welltower, Inc., 3.63%, 03/15/2024	4,623,000	5,031,567
		9,314,662
Health Care Services–0.96%
Cigna Corp.,
3.40%, 09/17/2021	7,772,000	7,960,621
3.75%, 07/15/2023	4,755,000	5,149,992
CommonSpirit Health, 1.55%, 10/01/2025	1,945,000	1,976,113
CVS Health Corp., 2.63%, 08/15/2024	3,619,000	3,874,776
Sutter Health, 1.32%, 08/15/2025	10,000,000	10,114,128
		29,075,630
Homebuilding–0.26%
D.R. Horton, Inc., 4.75%, 02/15/2023	4,820,000	5,203,196
Lennar Corp., 4.13%, 01/15/2022	2,125,000	2,187,422
Toll Brothers Finance Corp., 4.88%, 11/15/2025	502,000	568,462
		7,959,080
Hotels, Resorts & Cruise Lines–0.29%
Marriott International, Inc., Series Y, 0.85% (3 mo. USD LIBOR + 0.60%), 12/01/2020(d)	8,718,000	8,718,000
Housewares & Specialties–0.03%
Newell Brands, Inc., 4.35%, 04/01/2023	743,000	782,899
Independent Power Producers & Energy Traders–0.26%
AES Corp. (The), 1.38%, 01/15/2026(b)	7,870,000	7,945,565
Industrial Conglomerates–0.06%
Roper Technologies, Inc., 1.00%, 09/15/2025	1,832,000	1,843,722
Industrial Machinery–0.14%
nVent Finance S.a.r.l. (United Kingdom), 3.95%, 04/15/2023	4,000,000	4,203,770
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Insurance Brokers–0.10%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	$2,665,000	$2,944,885
Integrated Oil & Gas–2.69%
Exxon Mobil Corp.,
1.57%, 04/15/2023	16,064,000	16,522,506
2.99%, 03/19/2025	5,582,000	6,104,264
Gray Oak Pipeline LLC,
2.00%, 09/15/2023(b)	9,333,000	9,412,048
2.60%, 10/15/2025(b)	6,070,000	6,169,294
Occidental Petroleum Corp., 2.90%, 08/15/2024	5,547,000	5,180,898
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(b)	14,633,000	15,069,091
1.25%, 11/24/2023(b)	365,000	369,144
2.88%, 04/16/2024(b)	7,791,000	8,239,835
1.63%, 11/24/2025(b)	750,000	764,046
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023	13,334,000	13,363,141
		81,194,267
Integrated Telecommunication Services–0.58%
AT&T, Inc., 1.43% (3 mo. USD LIBOR + 1.18%), 06/12/2024(d)	2,732,000	2,796,527
Telefonica Emisiones S.A.U. (Spain), 4.57%, 04/27/2023	5,642,000	6,185,260
Verizon Communications, Inc., 0.85%, 11/20/2025	8,426,000	8,470,510
		17,452,297
Interactive Media & Services–0.57%
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	4,039,000	4,205,831
3.28%, 04/11/2024(b)	10,000,000	10,655,067
1.81%, 01/26/2026(b)	2,242,000	2,290,888
		17,151,786
Internet & Direct Marketing Retail–0.35%
Expedia Group, Inc., 3.60%, 12/15/2023(b)	4,537,000	4,746,765
Meituan (China), 2.13%, 10/28/2025(b)	5,622,000	5,714,391
		10,461,156
Internet Services & Infrastructure–0.24%
Leidos, Inc.,
2.95%, 05/15/2023(b)	3,077,000	3,227,650
3.63%, 05/15/2025(b)	1,227,000	1,366,178
VeriSign, Inc.,
5.25%, 04/01/2025	1,858,000	2,112,314
4.75%, 07/15/2027	583,000	625,049
		7,331,191
Investment Banking & Brokerage–1.75%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	4,519,000	4,895,294
Goldman Sachs Group, Inc. (The), 2.91%, 06/05/2023(c)	4,620,000	4,789,282
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
2.75%, 05/19/2022	$5,175,000	$5,355,206
0.92%, (SOFR + 0.83%), 06/10/2022(d)	30,000,000	30,073,235
0.56%, 11/10/2023(c)	4,000,000	4,004,701
Series I, 0.86%, 10/21/2025(c)	2,942,000	2,962,647
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	845,000	875,274
		52,955,639
IT Consulting & Other Services–0.17%
DXC Technology Co., 4.25%, 04/15/2024	4,624,000	4,986,928
Leisure Products–0.13%
Hasbro, Inc., 2.60%, 11/19/2022	3,860,000	3,997,459
Life & Health Insurance–2.46%
AIG Global Funding, 2.70%, 12/15/2021(b)	7,047,000	7,224,209
Athene Global Funding,
1.20%, 10/13/2023(b)	8,205,000	8,254,305
2.95%, 11/12/2026(b)	5,573,000	5,920,041
Equitable Financial Life Global Funding, 0.50%, 11/17/2023(b)	6,667,000	6,675,885
New York Life Global Funding, 0.50% (3 mo. USD LIBOR + 0.28%), 01/10/2023(b)(d)	35,000,000	35,070,381
Protective Life Global Funding, 0.63%, 10/13/2023(b)	2,539,000	2,555,816
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(b)	8,350,000	8,666,905
		74,367,542
Managed Health Care–0.38%
Humana, Inc., 2.90%, 12/15/2022	3,835,000	4,014,879
UnitedHealth Group, Inc., 2.38%, 08/15/2024	7,000,000	7,461,442
		11,476,321
Marine Ports & Services–0.06%
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	1,916,000	1,821,495
Metal & Glass Containers–0.03%
Ball Corp., 4.88%, 03/15/2026	846,000	953,510
Movies & Entertainment–0.22%
Netflix, Inc., 5.50%, 02/15/2022	3,852,000	4,054,230
Tencent Music Entertainment Group (China), 1.38%, 09/03/2025	2,695,000	2,701,528
		6,755,758
Multi-line Insurance–0.06%
American International Group, Inc., 2.50%, 06/30/2025	1,586,000	1,705,030
Multi-Utilities–2.38%
Ameren Corp., 2.50%, 09/15/2024	2,585,000	2,752,103
CenterPoint Energy, Inc., 2.50%, 09/01/2024	9,432,000	10,018,689
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
Dominion Energy, Inc.,
2.72%, 08/15/2021(f)	$8,214,000	$8,341,615
3.07%, 08/15/2024(f)	4,622,000	5,002,964
Series D, 0.78% (3 mo. USD LIBOR + 0.53%), 09/15/2023(d)	8,846,000	8,863,867
DTE Energy Co.,
Series H, 0.55%, 11/01/2022	10,856,000	10,884,331
Series C, 2.53%, 10/01/2024	4,809,000	5,126,418
Series F, 1.05%, 06/01/2025	4,413,000	4,454,290
PSEG Power LLC, 3.85%, 06/01/2023	3,695,000	3,991,541
WEC Energy Group, Inc., 0.55%, 09/15/2023	12,414,000	12,459,314
		71,895,132
Office REITs–0.17%
SL Green Operating Partnership L.P., 1.20% (3 mo. USD LIBOR + 0.98%), 08/16/2021(d)	5,000,000	4,966,910
Oil & Gas Equipment & Services–0.14%
Schlumberger Holdings Corp., 3.75%, 05/01/2024(b)	3,885,000	4,219,357
Oil & Gas Exploration & Production–0.28%
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	3,836,000	3,991,590
Cimarex Energy Co., 4.38%, 06/01/2024	3,694,000	3,991,216
EQT Corp., 3.00%, 10/01/2022	350,000	352,074
		8,334,880
Oil & Gas Refining & Marketing–0.52%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.30%, 05/01/2023(b)	3,700,000	3,916,777
Phillips 66,
0.83%, (3 mo. USD LIBOR + 0.60%), 02/26/2021(d)	7,864,000	7,864,758
3.70%, 04/06/2023	776,000	830,722
1.30%, 02/15/2026	3,024,000	3,049,291
		15,661,548
Oil & Gas Storage & Transportation–3.13%
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	4,622,000	4,795,429
Energy Transfer Operating L.P.,
4.25%, 03/15/2023	2,921,000	3,077,407
5.88%, 01/15/2024	3,787,000	4,206,193
2.90%, 05/15/2025	4,079,000	4,236,339
Enterprise Products Operating LLC,
3.50%, 02/01/2022	5,000,000	5,181,946
Series D, 4.88%, 08/16/2077(c)	5,002,000	4,649,090
EQM Midstream Partners L.P., 4.75%, 07/15/2023	3,695,000	3,775,366
Kinder Morgan, Inc., 3.15%, 01/15/2023	3,142,000	3,301,233
MPLX L.P.,
1.34%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(d)	7,522,000	7,523,206
3.50%, 12/01/2022	5,543,000	5,813,376
1.75%, 03/01/2026	10,912,000	11,070,036
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK Partners L.P., 4.90%, 03/15/2025	$4,160,000	$4,603,380
ONEOK, Inc.,
4.25%, 02/01/2022	9,000,000	9,285,274
5.85%, 01/15/2026	3,715,000	4,344,394
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	3,884,000	4,099,747
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/2023	4,063,000	4,093,899
TC PipeLines L.P., 4.65%, 06/15/2021	2,600,000	2,631,159
Western Midstream Operating L.P., 2.07% (3 mo. USD LIBOR + 1.85%), 01/13/2023(d)	3,208,000	3,103,426
Williams Cos., Inc. (The), 3.35%, 08/15/2022	4,437,000	4,632,453
		94,423,353
Other Diversified Financial Services–0.72%
Daimler Finance North America LLC, 2.70%, 06/14/2024(b)	5,270,000	5,624,773
Equitable Holdings, Inc., 3.90%, 04/20/2023	4,624,000	4,991,963
Pershing Square Holdings Ltd. (Guernsey), 5.50%, 07/15/2022(b)	7,000,000	7,403,410
USAA Capital Corp., 1.50%, 05/01/2023(b)	3,698,000	3,796,680
		21,816,826
Packaged Foods & Meats–0.27%
Conagra Brands, Inc., 4.30%, 05/01/2024	3,792,000	4,231,699
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	3,700,000	3,857,250
		8,088,949
Paper Packaging–0.21%
Graphic Packaging International LLC, 4.75%, 04/15/2021	1,811,000	1,820,055
Packaging Corp. of America, 3.65%, 09/15/2024	3,240,000	3,552,351
Sealed Air Corp., 5.50%, 09/15/2025(b)	938,000	1,054,556
		6,426,962
Paper Products–1.53%
Domtar Corp., 4.40%, 04/01/2022	3,514,000	3,622,262
Georgia-Pacific LLC,
0.63%, 05/15/2024(b)	18,000,000	18,019,268
1.75%, 09/30/2025(b)	4,459,000	4,645,708
0.95%, 05/15/2026(b)	20,000,000	20,006,685
		46,293,923
Pharmaceuticals–2.20%
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	12,444,000	12,409,092
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	5,174,000	5,657,642
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
2.88%, 02/19/2021	$3,500,000	$3,519,781
3.25%, 02/20/2023	5,000,000	5,310,412
0.75%, 11/13/2025	10,899,000	10,913,381
Elanco Animal Health, Inc., 5.27%, 08/28/2023	3,697,000	4,023,593
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	4,214,000	4,370,143
Mylan, Inc., 3.13%, 01/15/2023(b)	3,836,000	4,031,936
Royalty Pharma PLC, 1.20%, 09/02/2025(b)	2,697,000	2,722,752
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	3,787,000	4,207,618
Viatris, Inc.,
1.13%, 06/22/2022(b)	5,715,000	5,768,319
1.65%, 06/22/2025(b)	3,401,000	3,506,501
		66,441,170
Regional Banks–2.45%
Citizens Bank N.A., 2.65%, 05/26/2022	3,881,000	4,002,250
Citizens Financial Group, Inc., Series A, 4.19% (3 mo. USD LIBOR + 3.96%)(d)(e)	3,900,000	3,870,750
Fifth Third Bancorp, 1.63%, 05/05/2023	4,194,000	4,310,931
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	750,000	802,080
Huntington Bancshares, Inc., 2.63%, 08/06/2024	3,236,000	3,465,571
KeyBank N.A., 2.50%, 11/22/2021	4,023,000	4,111,945
M&T Bank Corp., 3.55%, 07/26/2023	1,530,000	1,656,466
PNC Financial Services Group, Inc. (The), 3.50%, 01/23/2024	3,545,000	3,859,026
Santander Holdings USA, Inc., 3.50%, 06/07/2024	3,153,000	3,405,789
Synovus Financial Corp.,
3.13%, 11/01/2022	2,040,000	2,108,940
5.75%, 12/15/2025(c)	7,885,000	7,892,373
Truist Bank,
1.25%, 03/09/2023	9,640,000	9,828,690
3.20%, 04/01/2024	3,144,000	3,408,995
3.69%, 08/02/2024(c)	3,420,000	3,702,568
Zions Bancorporation N.A.,
3.50%, 08/27/2021	9,550,000	9,753,284
3.35%, 03/04/2022	7,611,000	7,850,154
		74,029,812
Restaurants–0.27%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	3,034,000	3,121,986
McDonald’s Corp., 3.30%, 07/01/2025	831,000	924,772
Starbucks Corp., 1.30%, 05/07/2022	4,000,000	4,053,184
		8,099,942
Retail REITs–0.22%
Digital Realty Trust L.P., 2.75%, 02/01/2023	4,530,000	4,736,982
Principal Amount		Value
Retail REITs–(continued)
Simon Property Group L.P., 3.50%, 09/01/2025	$1,689,000	$1,861,775
		6,598,757
Semiconductors–1.45%
Analog Devices, Inc., 2.50%, 12/05/2021	4,825,000	4,912,030
Broadcom, Inc.,
2.25%, 11/15/2023	4,495,000	4,695,250
3.46%, 09/15/2026	11,771,000	13,026,323
Marvell Technology Group Ltd., 4.20%, 06/22/2023	3,695,000	3,996,483
Microchip Technology, Inc., 4.33%, 06/01/2023	3,694,000	4,001,601
Micron Technology, Inc., 4.64%, 02/06/2024	7,400,000	8,247,814
NXP B.V./NXP Funding LLC (Netherlands), 4.63%, 06/01/2023(b)	4,387,000	4,808,167
		43,687,668
Soft Drinks–0.37%
Keurig Dr Pepper, Inc.,
3.55%, 05/25/2021	4,604,000	4,676,062
4.06%, 05/25/2023	6,046,000	6,565,214
		11,241,276
Specialized Finance–0.07%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	2,000,000	2,092,335
Specialized REITs–0.86%
American Tower Corp.,
3.00%, 06/15/2023	4,767,000	5,068,367
0.60%, 01/15/2024	4,545,000	4,551,817
Equinix, Inc., 2.63%, 11/18/2024	11,850,000	12,634,418
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	3,698,000	3,807,923
		26,062,525
Specialty Chemicals–0.52%
Avient Corp., 5.25%, 03/15/2023	3,767,000	4,067,098
Celanese US Holdings LLC, 3.50%, 05/08/2024	3,700,000	4,003,925
DuPont de Nemours, Inc., 4.21%, 11/15/2023	3,049,000	3,358,997
PPG Industries, Inc., 2.40%, 08/15/2024	3,976,000	4,215,448
		15,645,468
Steel–0.46%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	3,881,000	4,131,062
POSCO (South Korea), 2.38%, 01/17/2023(b)	7,584,000	7,790,474
Steel Dynamics, Inc., 2.40%, 06/15/2025	1,738,000	1,839,498
		13,761,034
Systems Software–0.34%
Oracle Corp., 2.50%, 04/01/2025	3,455,000	3,708,629
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Systems Software–(continued)
VMware, Inc., 2.95%, 08/21/2022	$6,285,000	$6,546,192
		10,254,821
Technology Hardware, Storage & Peripherals–0.46%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024(b)	8,518,000	9,375,128
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	4,254,000	4,536,760
		13,911,888
Tires & Rubber–0.13%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	3,928,000	3,936,052
Tobacco–1.68%
Altria Group, Inc.,
3.49%, 02/14/2022	7,017,000	7,290,562
4.00%, 01/31/2024	3,651,000	4,013,875
2.35%, 05/06/2025	1,549,000	1,643,272
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	4,899,000	5,303,137
2.79%, 09/06/2024	4,148,000	4,433,973
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	4,112,000	4,190,642
Imperial Brands Finance PLC (United Kingdom), 3.13%, 07/26/2024(b)	3,882,000	4,146,548
Philip Morris International, Inc.,
1.13%, 05/01/2023	3,624,000	3,695,488
1.50%, 05/01/2025	1,934,000	1,998,768
0.88%, 05/01/2026	13,975,000	13,965,652
		50,681,917
Trading Companies & Distributors–0.26%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.50%, 05/26/2022 DAC	3,665,000	3,770,188
Air Lease Corp., 2.30%, 02/01/2025	4,000,000	4,069,168
		7,839,356
Trucking–2.18%
Aviation Capital Group LLC, 0.88% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	1,860,000	1,828,844
Avolon Holdings Funding Ltd. (Ireland), 3.63%, 05/01/2022(b)	2,760,000	2,801,850
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(b)	21,478,000	21,877,482
3.45%, 07/01/2024(b)	5,542,000	6,039,794
4.00%, 07/15/2025(b)	4,719,000	5,341,984
1.20%, 11/15/2025(b)	4,335,000	4,355,778
Ryder System, Inc.,
2.50%, 09/01/2024	7,974,000	8,455,088
4.63%, 06/01/2025	5,716,000	6,589,990
3.35%, 09/01/2025	7,704,000	8,525,422
		65,816,232
Principal Amount		Value
Wireless Telecommunication Services–0.92%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	$4,425,750	$4,479,700
4.74%, 03/20/2025(b)	12,282,000	13,295,081
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	3,501,000	3,685,100
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	5,888,000	6,442,905
		27,902,786
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,976,126,559)		2,044,279,167

Asset-Backed Securities–19.91%
ALM VII Ltd., Series 2012-7A, Class A1A2, 1.41% (3 mo. USD LIBOR + 1.17%), 07/15/2029(b)(d)	2,230,600	2,230,610
Alternative Loan Trust, Series 2004-8CB, Class A, 0.69% (1 mo. USD LIBOR + 0.54%), 06/25/2034(d)	3,196	3,201
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	2,211,219	2,243,078
Series 2018-2, Class C, 3.70%, 07/10/2024(b)	1,010,728	1,016,588
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	340,000	348,401
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	1,852,492	1,875,439
Series 2019-1, Class C, 3.50%, 04/14/2025(b)	1,625,000	1,654,438
Series 2019-2, Class D, 3.41%, 06/12/2025(b)	1,935,000	2,002,438
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	2,145,000	2,187,944
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	3,075,000	3,166,851
Series 2017-4, Class D, 3.08%, 12/18/2023	1,480,000	1,527,575
Series 2018-3, Class C, 3.74%, 10/18/2024	3,465,000	3,657,960
Series 2019-2, Class C, 2.74%, 04/18/2025	1,335,000	1,389,097
Series 2019-2, Class D, 2.99%, 06/18/2025	3,700,000	3,883,300
Series 2019-3, Class D, 2.58%, 09/18/2025	1,830,000	1,900,385
Angel Oak Mortgage Trust,
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(g)	5,662,320	5,753,687
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(g)	3,734,926	3,779,246
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	10,061,810	10,147,243
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Angel Oak Mortgage Trust I LLC,
Series 2017-1, Class A1, 2.81%, 01/25/2047(b)(g)	$60,529	$60,576
Series 2018-1, Class A1, 3.26%, 04/27/2048(b)(g)	1,681,326	1,694,318
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(g)	3,216,412	3,288,008
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(g)	4,763,244	4,892,607
Angel Oak Mortgage Trust LLC,
Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(g)	228,687	229,308
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(g)	6,574,714	6,596,796
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 3.79%, 05/25/2034(g)	27,034	27,055
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 2.78%, 08/25/2033(g)	42,719	42,544
Series 2005-9, Class A1, 2.41% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	188,555	192,050
Series 2006-1, Class A1, 2.37% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	425,585	435,560
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.65%, 01/15/2051(g)	26,232,752	766,080
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(b)	435,000	442,565
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)(h)	121,134	1,400
CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	2,345,000	2,363,509
Series 2017-4, Class D, 3.30%, 05/15/2024	1,120,000	1,147,007
Series 2018-1, Class D, 3.37%, 07/15/2024	810,000	838,621
Series 2018-3, Class A3, 3.13%, 06/15/2023	8,125,967	8,274,559
Series 2018-4, Class C, 3.85%, 07/15/2024	1,170,000	1,236,498
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	1,030,000	1,041,603
Series 2018-1, Class C, 3.42%, 06/16/2025(b)	290,000	293,541
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	755,000	779,655
Series 2019-1, Class B, 3.22%, 09/14/2026(b)	2,540,000	2,642,509
Series 2019-1, Class C, 3.57%, 09/14/2026(b)	555,000	576,043
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,445,000	1,480,480
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	695,000	711,429
CD Mortgage Trust, Series 2017-CD6, Class XA, 1.06%, 11/13/2050(g)	8,795,386	368,217
Principal Amount		Value

CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 0.93% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(d)	$5,595,453	$5,599,219
Series 2017-BIOC, Class C, 1.19% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(d)	3,608,496	3,607,790
Series 2017-BIOC, Class D, 1.74% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(d)	2,204,380	2,202,855
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	413,846	425,101
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	5,919,375	6,082,614
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.80%, 01/25/2036(g)	407,587	394,078
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	378,174	376,402
Series 2005-JA, Class A7, 5.50%, 11/25/2035	398,304	396,364
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.18%, 11/10/2046(g)	11,376,495	288,556
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	769,154	804,268
Series 2017-C4, Class XA, 1.25%, 10/12/2050(g)	23,872,046	1,279,494
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 2.48%, 08/25/2034(g)	105,541	102,732
Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	893,700	909,623
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(g)	5,892,785	6,021,649
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	750,000	761,996
COLT Mortgage Loan Trust,
Class 2020-1, Class A2, 2.69%, 02/25/2050(b)(g)	1,994,062	2,028,213
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(g)	7,772,593	7,875,310
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(g)	3,748,192	3,759,086
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(g)	5,176,968	5,255,271
Commercial Mortgage Trust,
Series 2012-CR5, Class XA, 1.66%, 12/10/2045(g)	11,734,252	298,604
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	567,427	593,656
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.70%, 04/25/2065(b)(f)	7,793,262	7,843,781
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, 2.24%, 02/25/2050(b)(g)	11,927,906	12,164,866
CSWF, Series 2018-TOP, Class B, 1.44% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(d)	3,665,600	3,559,905
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, 05/20/2049(b)	$8,887,500	$9,175,470
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(g)	135,451	135,728
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(g)	147,472	147,618
Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(g)	753,037	763,681
Series 2017-3A, Class A2, 2.71%, 10/25/2047(b)(g)	220,159	223,210
Series 2017-3A, Class A3, 2.81%, 10/25/2047(b)(g)	738,788	748,397
Series 2018-2A, Class A1, 3.48%, 04/25/2058(b)(g)	3,933,924	4,021,493
Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(g)	2,330,094	2,373,411
Dell Equipment Finance Trust,
Series 2018-1, Class B, 3.34%, 06/22/2023(b)	1,040,000	1,050,038
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	4,465,000	4,574,560
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	1,530,000	1,553,007
Drive Auto Receivables Trust,
Series 2016-CA, Class D, 4.18%, 03/15/2024(b)	863,416	874,989
Series 2017-1, Class D, 3.84%, 03/15/2023	2,018,376	2,044,749
Series 2018-2, Class D, 4.14%, 08/15/2024	2,765,000	2,852,158
Series 2018-3, Class D, 4.30%, 09/16/2024	2,560,000	2,656,548
Series 2018-5, Class C, 3.99%, 01/15/2025	2,770,000	2,842,796
Series 2019-1, Class C, 3.78%, 04/15/2025	4,740,000	4,847,836
Series 2019-3, Class C, 2.90%, 08/15/2025	2,525,000	2,604,307
Series 2019-3, Class D, 3.18%, 10/15/2026	2,885,000	3,001,830
DT Auto Owner Trust,
Series 2017-1A, Class D, 3.55%, 11/15/2022(b)	233,162	233,471
Series 2017-1A, Class E, 5.79%, 02/15/2024(b)	3,680,000	3,719,669
Series 2017-2A, Class D, 3.89%, 01/15/2023(b)	266,169	267,111
Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	2,400,000	2,476,055
Series 2017-4A, Class D, 3.47%, 07/17/2023(b)	871,913	875,515
Series 2017-4A, Class E, 5.15%, 11/15/2024(b)	2,785,000	2,852,565
Series 2018-2A, Class D, 4.15%, 03/15/2024(b)	1,185,000	1,219,004
Series 2018-3A, Class B, 3.56%, 09/15/2022(b)	841,550	843,486
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	1,360,000	1,380,309
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	2,890,000	2,948,758
Principal Amount		Value

Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	$2,317,540	$2,355,569
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)	4,215,000	4,397,587
Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	4,309,000	4,404,581
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	3,225,000	3,311,580
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 06/15/2022(b)	1,462,846	1,478,187
FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.78%, 10/25/2045(b)(g)	5,250,000	5,439,167
Series 2013-K25, Class C, 3.74%, 11/25/2045(b)(g)	2,362,000	2,456,074
Series 2013-K26, Class C, 3.72%, 12/25/2045(b)(g)	1,642,030	1,712,883
Series 2013-K27, Class C, 3.62%, 01/25/2046(b)(g)	530,000	552,553
Series 2013-K28, Class C, 3.61%, 06/25/2046(b)(g)	530,000	555,772
Series 2013-K29, Class C, 3.60%, 05/25/2046(b)(g)	1,915,000	2,006,212
Series 2013-K30, Class C, 3.67%, 06/25/2045(b)(g)	917,000	964,741
Series 2014-K715, Class C, 4.28%, 02/25/2046(b)(g)	2,895,000	2,896,649
Series 2015-K721, Class B, 3.68%, 11/25/2047(b)(g)	1,150,000	1,198,254
Series 2017-K724, Class B, 3.60%, 11/25/2023(b)(g)	1,395,000	1,477,668
Galton Funding Mortgage Trust,
Series 2018-2, Class A41, 4.50%, 10/25/2058(b)(g)	1,985,349	2,031,244
Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(g)	2,402,835	2,456,162
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(f)	4,070,165	4,151,314
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(g)	7,403,987	7,611,795
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(f)	3,226,676	3,236,126
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(b)	170,557	170,866
GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.95%, 05/22/2023	4,000,000	4,081,010
GMF Floorplan Owner Revolving Trust,
Series 2018-4, Class B, 3.68%, 09/15/2023(b)	2,725,000	2,783,192
Series 2018-4, Class C, 3.88%, 09/15/2023(b)	3,405,000	3,465,854
Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class A, 1.37% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(d)	6,022,000	6,009,042
Golub Capital Partners CLO 35(B) Ltd., Class 2017-35A, Class AR, 1.41% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(d)	9,000,000	8,993,740
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	$1,260,241	$1,282,537
Series 2012-GC6, Class AS, 4.95%, 01/10/2045(b)	2,500,000	2,569,649
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	179,007	182,695
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	614,521	639,534
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.35%, 07/25/2035(g)	98,321	100,329
Hertz Vehicle Financing II L.P.,
Series 2018-1A, Class A, 3.29%, 02/25/2024(b)	867,154	868,623
Series 2019-1A, Class A, 3.71%, 03/25/2023(b)	2,848,430	2,853,813
Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	1,628,946	1,631,944
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	3,331,427	3,453,463
Home Partners of America Trust,
Series 2018-1, Class A, 1.04% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(d)	1,601,506	1,609,747
Series 2018-1, Class B, 1.24% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(d)	2,970,000	2,956,953
Series 2018-1, Class C, 1.39% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(d)	1,350,000	1,347,888
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.77% (1 mo. USD LIBOR + 0.62%), 07/25/2035(d)	41,915	42,034
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(g)	5,597,086	5,662,382
ICG US CLO Ltd., Series 2016-1A, Class A1R, 1.35% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(d)	2,792,687	2,791,362
Invitation Homes Trust,
Series 2017-SFR2, Class A, 0.99% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(d)	2,480,905	2,489,956
Series 2017-SFR2, Class B, 1.29% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(d)	1,441,000	1,441,784
Series 2017-SFR2, Class C, 1.59% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(d)	2,758,000	2,765,498
Series 2017-SFR2, Class D, 1.94% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(d)	2,101,916	2,110,594
Jimmy Johns Funding LLC, Series 2017-1A, Class A2I, 3.61%, 07/30/2047(b)	3,318,212	3,329,145
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	2,335,000	2,534,533
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	1,368,078	1,382,584
Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 3.20%, 07/25/2035(g)	$295,080	$292,432
Series 2018-8, Class A17, 4.00%, 01/25/2049(b)(g)	150,714	150,932
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, 1.30%, 02/15/2048(g)	27,867,722	1,131,432
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 0.94% (1 mo. USD LIBOR + 0.80%), 05/15/2036(b)(d)	7,750,000	7,746,454
Series 2019-KNSQ, Class C, 1.19% (1 mo. USD LIBOR + 1.05%), 05/15/2036(b)(d)	4,250,000	4,214,581
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(g)	27,663	17,847
Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/2024(b)	15,000,000	15,555,354
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A3, 3.10%, 11/15/2021	2,329,043	2,341,081
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.61%, 11/25/2035(g)	646,245	641,514
MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.74%, 04/09/2024(b)	5,250,000	5,270,072
Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	5,800,000	5,864,152
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	2,235,000	2,332,328
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(b)	1,503,890	1,538,774
Series 2017-CLS, Class A, 0.84% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(d)	8,028,000	8,028,163
Series 2017-CLS, Class B, 0.99% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(d)	3,944,000	3,938,917
Series 2017-CLS, Class C, 1.14% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(d)	2,676,000	2,669,376
Series 2017-HR2, Class XA, 0.93%, 12/15/2050(g)	8,678,149	386,867
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	3,726,854	3,839,387
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	3,051,808	3,171,936
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 1.10% (1 mo. USD LIBOR + 0.95%), 05/25/2024(b)(d)	305,000	304,814
Series 2019-1, Class D, 1.60% (1 mo. USD LIBOR + 1.45%), 05/25/2024(b)(d)	290,000	290,216
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.24% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(d)	$7,455,000	$7,425,410
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	3,005,404	3,067,252
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(g)	4,319,597	4,421,289
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(g)	1,696,497	1,764,943
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.48% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(d)	7,550,413	7,570,062
PPM CLO 3 Ltd., Series 2019-3A, Class A, 1.62% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(d)	3,874,000	3,877,509
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	1,560,000	1,599,669
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	5,005,000	5,091,736
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	5,238	4,884
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 3.04%, 07/26/2045(b)(g)	18,385	18,542
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(g)	1,626,250	1,656,339
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(g)	3,525,973	3,597,980
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(b)	4,585,000	4,681,151
Series 2017-2, Class D, 3.49%, 07/17/2023	1,311,060	1,329,136
Series 2017-3, Class D, 3.20%, 11/15/2023	3,210,000	3,273,127
Series 2018-1, Class D, 3.32%, 03/15/2024	1,195,000	1,224,616
Series 2018-2, Class D, 3.88%, 02/15/2024	2,015,000	2,084,310
Series 2018-5, Class C, 3.81%, 12/16/2024	2,470,296	2,498,964
Series 2019-2, Class D, 3.22%, 07/15/2025	2,675,000	2,778,460
Series 2019-3, Class D, 2.68%, 10/15/2025	2,230,000	2,294,951
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(b)	4,295,000	4,413,250
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	1,555,000	1,598,825
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	2,845,000	2,907,085
Principal Amount		Value

Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	$1,169,962	$1,192,380
Series 2013-4, Class A3, 1.55%, 04/25/2043(g)	574,750	575,904
Series 2013-6, Class A2, 3.00%, 05/25/2043(g)	1,682,136	1,773,978
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	990,829	1,008,905
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(b)	4,461,040	4,572,414
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	2,269,317	2,320,578
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.09% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(d)	7,700,000	7,718,505
Structured Asset Securities Corp Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032	968,282	77,209
Taconic Park CLO Ltd., Series 2016-1A, Class A1R, 1.22% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(d)	12,119,000	12,057,345
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.50% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(d)	7,162,000	7,151,353
Towd Point Mortgage Trust,
Series 2016-3, Class A1, 2.25%, 04/25/2056(b)(g)	710,755	720,010
Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(g)	3,255,241	3,331,456
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.15%, 11/15/2050(g)	14,988,185	728,998
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(b)	2,060,000	2,072,583
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(i)	958,474	11,370
Verus Securitization Trust,
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(g)	4,320,292	4,445,243
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(g)	3,557,236	3,589,710
Series 2019-2, Class A1, 3.21%, 05/25/2059(b)(g)	9,565,042	9,696,732
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)	9,936,308	10,133,307
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(b)(g)	1,855,390	1,883,805
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	4,880,000	4,879,990
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.57%, 10/25/2033(g)	148,124	149,110
Series 2005-AR14, Class 1A4, 2.92%, 12/25/2035(g)	58,902	58,751
Series 2005-AR16, Class 1A1, 3.65%, 12/25/2035(g)	270,230	267,506
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class A2, 2.63%, 05/15/2048	$202,525	$202,462
Series 2017-C42, Class XA, 1.03%, 12/15/2050(g)	12,066,067	620,851
Wells Fargo Re-REMIC Trust, Series 2011-RR1, Class 1A, 4.81%, 09/17/2047(b)(g)	1,577	1,577
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,842,500	7,294,257
Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(b)	3,255,000	3,272,879
Series 2018-2A, Class C, 3.50%, 01/16/2024(b)	1,945,064	1,954,247
Series 2019-2A, Class C, 2.84%, 07/15/2024(b)	2,805,000	2,864,071
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	3,590,000	3,672,117
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, 1.47%, 03/15/2044(b)(g)	5,706,438	10,499
Series 2012-C10, Class XA, 1.67%, 12/15/2045(b)(g)	3,362,720	88,393
Series 2012-C6, Class XA, 2.24%, 04/15/2045(b)(g)	1,987,524	23,723
Series 2013-C16, Class B, 5.18%, 09/15/2046(g)	4,500,000	4,331,095
World Financial Network Credit Card Master Trust,
Series 2019-A, Class A, 3.14%, 12/15/2025	1,000,000	1,033,296
Series 2019-B, Class A, 2.49%, 04/15/2026	3,665,000	3,783,429
Series 2019-C, Class A, 2.21%, 07/15/2026	3,130,000	3,229,364
Total Asset-Backed Securities (Cost $594,840,189)		601,079,611
U.S. Treasury Securities–3.88%
U.S. Treasury Bills–0.13%(j)(k)
0.10% - 0.11%, 02/04/2021	3,765,000	3,764,523
U.S. Treasury Notes–3.75%
0.13%, 11/30/2022	14,621,700	14,616,274
0.25%, 11/15/2023	70,009,400	70,137,933
0.38%, 11/30/2025	28,462,900	28,479,578
		113,233,785
Total U.S. Treasury Securities (Cost $116,945,564)		116,998,308
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–1.20%
Collateralized Mortgage Obligations–0.72%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(i)	$832,358	$141,368
6.50%, 02/25/2032 to 07/25/2032(i)	399,957	73,644
6.00%, 12/25/2032 to 09/25/2035(i)	1,007,368	179,845
5.50%, 11/25/2033 to 06/25/2035(i)	766,912	136,114
PO, 0.00%, 09/25/2032(l)	32,294	30,465
Fannie Mae REMICs,
7.50%, 09/25/2022	149,633	155,464
6.50%, 06/25/2023 to 11/25/2029	142,302	157,553
1.15%, 04/25/2032(d)	54,280	55,426
0.64% (1 mo. USD LIBOR + 0.50%), 10/18/2032(d)	26,625	26,742
0.55%, 11/25/2033 to 03/25/2042(d)	154,044	154,737
13.80% (1 mo. USD LIBOR + 14.10%), 12/25/2033(d)	868	878
5.50%, 04/25/2035 to 07/25/2046(i)	4,740,155	4,173,629
24.02% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(d)	97,439	161,038
23.65%, 06/25/2036(d)	367,057	604,250
23.65% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(d)	49,487	81,394
5.00%, 04/25/2040 to 09/25/2047(d)(i)	9,969,717	1,596,095
4.00%, 03/25/2041 to 08/25/2047(i)	3,186,892	301,631
0.60% (1 mo. USD LIBOR + 0.45%), 02/25/2047(d)	72,352	72,918
IO, 6.55%, 02/25/2024 to 02/25/2035(d)(i)	972,914	197,967
3.00%, 11/25/2027(i)	1,687,490	97,444
7.76%, 11/18/2031 to 12/18/2031(d)(i)	218,064	46,420
7.75% (7.90% - 1 mo. USD LIBOR), 11/25/2031(d)(i)	43,259	9,134
7.80%, 01/25/2032 to 07/25/2032(d)(i)	266,177	48,923
7.86% (8.00% - 1 mo. USD LIBOR), 03/18/2032(d)(i)	85,286	19,572
7.95%, 03/25/2032 to 04/25/2032(d)(i)	121,493	27,602
6.85% (7.00% - 1 mo. USD LIBOR), 04/25/2032(d)(i)	80,694	16,235
7.65% (7.80% - 1 mo. USD LIBOR), 04/25/2032(d)(i)	41,196	8,980
7.85%, 07/25/2032 to 09/25/2032(d)(i)	266,067	59,568
7.96%, 12/18/2032(d)(i)	187,907	39,602
8.10%, 02/25/2033 to 05/25/2033(d)(i)	231,041	54,753
7.00%, 04/25/2033(i)	1,154,852	241,884
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.90%, 03/25/2035 to 07/25/2038(d)(i)	$510,136	$93,781
6.60%, 03/25/2035 to 05/25/2035(d)(i)	393,400	60,513
6.45% (1 mo. USD LIBOR + 6.60%), 05/25/2035(d)(i)	224,154	36,688
3.50%, 08/25/2035(i)	4,869,074	585,639
6.39% (1 mo. USD LIBOR + 6.54%), 06/25/2037(d)(i)	167,889	35,349
6.40% (6.55% - 1 mo. USD LIBOR), 10/25/2041(d)(i)	558,449	118,116
6.00% (6.15% - 1 mo. USD LIBOR), 12/25/2042(d)(i)	1,150,895	229,463
4.50%, 02/25/2043(i)	326,025	55,161
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, 0.50%, 03/25/2024(g)	59,602,914	663,339
Series KC03, Class X1, 0.63%, 11/25/2024(g)	37,523,244	631,299
Series K734, Class X1, 0.79%, 02/25/2026(g)	27,696,379	805,629
Series K735, Class X1, 1.10%, 05/25/2026(g)	27,141,255	1,263,678
Series K093, Class X1, 1.09%, 05/25/2029(g)	22,372,961	1,555,677
Freddie Mac REMICs,
1.97% (COF 11 + 1.45%), 12/15/2023(d)	506,991	515,008
6.50%, 04/15/2028 to 06/15/2032	1,039,880	1,207,495
6.00%, 01/15/2029 to 04/15/2029	501,712	566,516
7.50%, 09/15/2029	74,119	86,803
8.00%, 03/15/2030	40,084	48,138
1.09%, 08/15/2031 to 01/15/2032(d)	81,930	83,591
1.14%, 12/15/2031 to 03/15/2032(d)	174,447	177,488
0.64% (1 mo. USD LIBOR + 0.50%), 01/15/2033(d)	3,827	3,867
5.00%, 08/15/2035	1,715,669	1,984,520
4.00%, 06/15/2038 to 03/15/2045(i)	1,926,541	376,545
IO, 5.86%, 03/15/2024 to 04/15/2038(d)(i)	379,532	32,301
3.00%, 06/15/2027 to 12/15/2027(i)	5,624,955	332,696
2.50%, 05/15/2028(i)	1,110,515	60,098
8.56%, 07/17/2028(d)(i)	65,531	6,297
7.91% (1 mo. USD LIBOR + 8.05%), 02/15/2029(d)(i)	215,671	39,858
7.61% (1 mo. USD LIBOR + 7.75%), 06/15/2029(d)(i)	209,666	33,869
7.96%, 06/15/2029 to 09/15/2029(d)(i)	132,316	25,299
6.56% (6.70% - 1 mo. USD LIBOR), 01/15/2035(d)(i)	562,567	103,928
6.61% (6.75% - 1 mo. USD LIBOR), 02/15/2035(d)(i)	129,490	24,046
6.58% (6.72% - 1 mo. USD LIBOR), 05/15/2035(d)(i)	440,184	71,431
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.01% (6.15% - 1 mo. USD LIBOR), 07/15/2035(d)(i)	$616,638	$87,205
6.86% (7.00% - 1 mo. USD LIBOR), 12/15/2037(d)(i)	74,249	17,374
5.93% (6.07% - 1 mo. USD LIBOR), 05/15/2038(d)(i)	1,022,315	206,594
6.11% (1 mo. USD LIBOR + 6.25%), 12/15/2039(d)(i)	196,391	37,785
5.96% (6.10% - 1 mo. USD LIBOR), 01/15/2044(d)(i)	1,524,792	148,213
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(i)	2,443,945	161,124
3.27%, 12/15/2027(h)	663,638	35,079
6.50%, 02/01/2028(i)	22,543	3,263
7.00%, 09/01/2029(i)	171,581	30,688
7.50%, 12/15/2029(i)	72,403	13,840
6.00%, 12/15/2032(i)	64,280	10,443
		21,637,009
Federal Home Loan Mortgage Corp. (FHLMC)–0.11%
6.50%, 04/01/2021 to 04/01/2034	103,759	116,844
6.00%, 01/01/2022 to 07/01/2024	219,416	241,246
9.00%, 08/01/2022 to 05/01/2025	3,149	3,419
8.50%, 05/01/2024 to 08/17/2026	61,287	62,133
7.00%, 10/25/2024 to 03/01/2035	930,285	1,065,039
7.50%, 01/01/2032 to 02/01/2032	520,548	607,055
5.00%, 07/01/2033 to 06/01/2034	287,458	332,609
5.50%, 09/01/2039	741,330	862,593
ARM,
2.28% (6 mo. USD LIBOR + 1.62%), 07/01/2036(d)	26,792	27,903
4.13% (1 yr. USD LIBOR + 2.14%), 02/01/2037(d)	7,611	8,148
4.08% (1 yr. USD LIBOR + 2.08%), 01/01/2038(d)	7,348	7,742
		3,334,731
Federal National Mortgage Association (FNMA)–0.29%
5.00%, 12/01/2021 to 06/01/2022	2,092	2,211
8.00%, 12/01/2022 to 07/01/2032	115,807	119,086
6.50%, 11/01/2023 to 10/01/2035	1,671,065	1,877,525
7.00%, 11/01/2025 to 08/01/2036	2,081,366	2,375,009
7.50%, 02/01/2027 to 08/01/2033	1,320,252	1,540,011
9.00%, 01/01/2030	35,972	36,758
8.50%, 05/01/2030 to 07/01/2032	104,539	116,825
6.00%, 06/01/2030 to 03/01/2037	2,010,937	2,397,796
5.50%, 02/01/2035 to 05/01/2036	277,167	329,176
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Federal National Mortgage Association (FNMA)–(continued)
ARM,
2.36% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(d)	$18,691	$18,822
2.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.18%), 05/01/2035(d)	42,966	45,221
3.35% (1 yr. USD LIBOR + 1.72%), 03/01/2038(d)	10,115	10,659
		8,869,099
Government National Mortgage Association (GNMA)–0.08%
8.00%, 02/15/2022 to 08/15/2028	11,220	11,278
7.50%, 10/15/2022 to 11/15/2026	28,529	30,811
6.50%, 07/15/2023 to 02/15/2034	586,967	654,596
7.00%, 10/15/2026 to 01/20/2030	97,453	105,181
8.50%, 07/20/2027	40,208	45,524
IO,
6.41% (6.55% - 1 mo. USD LIBOR), 04/16/2037(d)(i)	1,014,473	205,669
6.51% (6.65% - 1 mo. USD LIBOR), 04/16/2041(d)(i)	1,588,647	280,079
4.50%, 09/16/2047(i)	3,155,983	473,215
6.06% (6.20% - 1 mo. USD LIBOR), 10/16/2047(d)(i)	3,504,545	634,619
		2,440,972
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $34,790,924)		36,281,811

Agency Credit Risk Transfer Notes–0.81%
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 2.55% (1 mo. USD LIBOR + 2.40%), 04/25/2031(b)(d)	2,071,064	2,068,937
Series 2019-R02, Class 1M2, 2.45% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(d)	976,700	975,652
Fannie Mae Connecticut Avenue Securities
Series 2016-C02, Class 1M2, 6.15% (1 mo. USD LIBOR + 6.00%), 09/25/2028(d)	2,031,265	2,152,848
Series 2019-R03, Class 1M2, 2.30% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(d)	982,734	980,596
Principal Amount		Value

Freddie Mac
Series 2013-DN2, Class M2, STACR®, 4.40% (1 mo. USD LIBOR + 4.25%), 11/25/2023(d)	$2,166,019	$2,067,613
Series 2014-DN1, Class M2, STACR®, 2.35% (1 mo. USD LIBOR + 2.20%), 02/25/2024(d)	58,638	58,683
Series 2014-DN1, Class M3, STACR®, 4.65% (1 mo. USD LIBOR + 4.50%), 02/25/2024(d)	1,260,000	1,189,840
Series 2014-DN3, Class M3, STACR®, 4.15% (1 mo. USD LIBOR + 4.00%), 08/25/2024(d)	1,456,337	1,492,052
Series 2014-HQ2, Class M3, STACR®, 3.90% (1 mo. USD LIBOR + 3.75%), 09/25/2024(d)	3,100,000	3,199,567
Series 2014-DN4, Class M3, 4.70% (1 mo. USD LIBOR + 4.55%), 10/25/2024(d)	226,261	233,081
Series 2016-DNA2, Class M3, STACR®, 4.80% (1 mo. USD LIBOR + 4.65%), 10/25/2028(d)	871,443	910,398
Series 2018-HQA1, Class M2, STACR®, 2.45% (1 mo. USD LIBOR + 2.30%), 09/25/2030(d)	1,218,522	1,210,423
Series 2018-DNA2, Class M1, STACR®, 0.95% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(d)	556,563	556,961
Series 2018-HRP1, Class M2, STACR®, 1.80% (1 mo. USD LIBOR + 1.65%), 04/25/2043(b)(d)	1,832,452	1,798,702
Series 2018-HRP2, Class M2, STACR®, 1.40% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(d)	1,897,859	1,885,778
Series 2018-DNA3, Class M1, STACR®, 0.90% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(d)	2,126	2,126
Series 2018-HQA2, Class M1, STACR®, 0.90% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(d)	364,551	364,769
Series 2019-HRP1, Class M2, STACR®, 1.55% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(d)	827,900	798,641
Series 2020-DNA5, Class M1, STACR®, 1.39% (SOFR + 1.30%), 10/25/2050(b)(d)	2,540,000	2,551,404
Total Agency Credit Risk Transfer Notes (Cost $25,106,939)		24,498,071
Shares
Preferred Stocks–0.07%
Regional Banks–0.07%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd. (Cost $1,875,000)(c)	75,000	1,985,250
Money Market Funds–5.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(m)(n)	60,835,738	60,835,738
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(m)(n)	44,619,253	44,637,101
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)	69,526,558	$69,526,558
Total Money Market Funds (Cost $174,995,936)		174,999,397
TOTAL INVESTMENTS IN SECURITIES–99.40% (Cost $2,924,681,111)		3,000,121,615
OTHER ASSETS LESS LIABILITIES—0.60%		18,060,180
NET ASSETS–100.00%		$3,018,181,795
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
COF	– Cost of Funds
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $1,161,212,765, which represented 38.47% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(e)	Perpetual bond with no specified maturity date.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2020.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2020.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,406,487	$311,745,951	$(264,316,700)	$-	$-	$60,835,738	$33,303
Invesco Liquid Assets Portfolio, Institutional Class	10,882,266	222,745,576	(188,986,471)	2,021	(6,291)	44,637,101	66,666
Invesco Treasury Portfolio, Institutional Class	15,321,700	356,281,086	(302,076,228)	-	-	69,526,558	31,138
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,917,616	(5,917,616)	-	-	-	68*
Invesco Private Prime Fund	-	3,181,123	(3,181,123)	-	-	-	114*
Total	$39,610,453	$899,871,352	$(764,478,138)	$2,021	$(6,291)	$174,999,397	$131,289

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	135	March-2021	$18,653,203	$29,245	$29,245
U.S. Treasury 2 Year Notes	5,522	March-2021	1,219,542,325	393,148	393,148
Subtotal—Long Futures Contracts				422,393	422,393
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	4,903	March-2021	(617,931,219)	(929,217)	(929,217)
U.S. Treasury Long Bonds	53	March-2021	(9,270,031)	(48,403)	(48,403)
Subtotal—Short Futures Contracts				(977,620)	(977,620)
Total Futures Contracts				$(555,227)	$(555,227)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,044,279,167	$—	$2,044,279,167
Asset-Backed Securities	—	601,079,611	—	601,079,611
U.S. Treasury Securities	—	116,998,308	—	116,998,308
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	36,281,811	—	36,281,811
Agency Credit Risk Transfer Notes	—	24,498,071	—	24,498,071
Preferred Stocks	1,985,250	—	—	1,985,250
Money Market Funds	174,999,397	—	—	174,999,397
Total Investments in Securities	176,984,647	2,823,136,968	—	3,000,121,615
Other Investments - Assets*
Futures Contracts	422,393	—	—	422,393
Other Investments - Liabilities*
Futures Contracts	(977,620)	—	—	(977,620)
Total Other Investments	(555,227)	—	—	(555,227)
Total Investments	$176,429,420	$2,823,136,968	$—	$2,999,566,388

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Short Term Bond Fund